Impairment of Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2023
Impairment of Intangible Assets and Goodwill
Impairment of Intangible Assets and Goodwill
(7)	Impairment of Intangible Assets and Goodwill

During the year ended December 31, 2023, the Company determined a triggering event occurred due to the decline in the Company’s market capitalization, and as such, the Company performed an impairment analysis of the long-lived assets. It was determined that the carrying value of the developed technology and trademarks/tradenames had been fully impaired and recognized a non-cash impairment charge of $0.2 million on the consolidated statement of operations for the year ended December 31, 2023 and a consolidated balance sheet value as of December 31, 2023, of zero.

As of December 31, 2022, the Company determined a triggering event occurred due to the decline in the Company’s market capitalization, and as such, the Company performed an impairment analysis of the long-lived assets. It was determined the developed technology related to the Obalon Balloon was fully impaired, as the Company has not been able to start up production or find a partner to manufacture the Obalon Balloon system. Based on this the Company has no current projections for revenues related to the Obalon Balloon and has fully impaired the asset of approximately $2.4 million. Additionally, due to the continuance of COVID-19, the Company has revised the near-term projected revenues related to the Lap-Band asset group and has recognized an impairment charge to both the developed technology and tradenames of approximately $8.4 million and $0.5 million, respectively. The fair value of the Lap-Band developed technology was estimated using an income approach using Level 3 assumptions which included discounting projected future net cash flows to their present value, with a discount rate of 17.9%.

The Company also determined a triggering event occurred, as the Company elected to stop the clinical trials for the ReShape Vest and was closing out the previous trial that occurred, as significant additional clinical work and cost would be required to achieve regulatory approval. Additionally, the Company currently does not plan to pursue the development of the ReShape Vest. As such, the Company determined the carrying value of the IPR&D asset and related trademarks were impaired and recognized non-cash impairment charge of approximately $6.9 million and $0.5 million, respectively, on the consolidated balance sheet as of December 31, 2022, which reduced the value of these assets to zero.